RISK MANAGEMENT - Credit portfolio per type of guarantees received (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	231,573,437	206,447,165
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	220,297,825	195,541,994
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	231,573,437	206,447,165	$ 182,128,114	$ 176,881,841
Loan portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	126,726,347	107,558,196
Loan portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	133,380	239,668
Loan portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,895,487	23,347,045
Loan portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	28,461,064	26,809,298
Loan portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	446,066	309,014
Loan portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,192,293	1,604,166
Loan portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	11,057,131	10,569,579
Loan portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,282,508	12,326,189
Loan portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,814,831	4,212,031
Loan portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,397,303	11,880,384
Loan portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,167,027	7,591,595
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	119,389,106	110,399,359
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	125,246,237	115,680,616
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	116,173,059	105,706,532
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	122,027,804	110,986,938	98,936,699	94,773,789
Commercial lending portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	59,158,224	50,133,716
Commercial lending portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	130,507	237,028
Commercial lending portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	722,048	535,414
Commercial lending portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	26,764,073	25,261,669
Commercial lending portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	446,066	309,014
Commercial lending portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,970,279	1,357,417
Commercial lending portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,726,191	8,475,723
Commercial lending portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,071,120	12,103,331
Commercial lending portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,814,831	4,212,031
Commercial lending portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,443,246	4,937,867
Commercial lending portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,781,219	3,423,728
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	3,216,047	4,692,827
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,218,433	4,693,678	2,718,961	7,635,188
Interbank and overnight funds [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	920,517	571,851
Interbank and overnight funds [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		33,276
Interbank and overnight funds [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,297,916	4,088,551
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	72,308,141	60,896,486
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	76,889,145	65,835,457	59,840,451	55,455,064
Loans to consumers [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	66,439,942	56,603,996
Loans to consumers [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,873	2,640
Loans to consumers [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	100,014	90,342
Loans to consumers [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,691,761	1,541,786
Loans to consumers [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	222,014	213,473
Loans to consumers [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	361,770	338,388
Loans to consumers [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	32,225	32,609
Loans to consumers [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,953,877	6,942,093
Loans to consumers [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	84,669	70,130
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	28,387,909	23,997,867
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	29,120,316	24,558,771	20,221,683	18,592,103
Mortgage [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,615	5,906
Mortgage [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,072,481	22,719,588
Mortgage [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,019	5,486
Mortgage [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,969,170	1,755,468
Mortgage [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	64,975	72,217
Mortgage [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	56	55
Mortgage [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		51
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	212,669	248,282
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	317,739	372,321	$ 410,320	$ 425,697
Microcredit [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	199,049	242,727
Microcredit [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	944	1,701
Microcredit [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	211	357
Microcredit [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	114,188	118,032
Microcredit [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	124	369
Microcredit [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,223	$ 9,135